Consolidated Statements of Equity (FY) - USD ($) $ in Thousands	Total	Total Caladrius Biosciences, Inc. Stockholders' Equity	Series B Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Treasury Stock	Non- Controlling Interest in Subsidiary
Beginning Balance (in shares) at Dec. 31, 2019			10,000	10,529,000
Beginning Balance at Dec. 31, 2019	$ 20,553	$ 20,816	$ 0	$ 11	$ 438,911	$ 2	$ (417,400)	$ (708)	$ (263)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(8,141)	(8,150)					(8,150)		9
Unrealized loss on marketable securities	(15)	(15)				(15)
Share-based compensation (in shares)				53,000
Share-based compensation	1,117	1,117		$ 0	1,117
Net proceeds from issuance of common stock and warrants (in shares)				8,807,000
Net proceeds from issuance of common stock and warrants	18,728	18,728		$ 8	18,720
Ending Balance (in shares) at Dec. 31, 2020			10,000	19,389,000
Ending Balance at Dec. 31, 2020	32,242	32,496	$ 0	$ 19	458,748	(13)	(425,550)	(708)	(254)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(8,063)	(8,063)					(8,063)		0
Unrealized loss on marketable securities	(59)	(59)				(59)
Share-based compensation (in shares)				273,000
Share-based compensation	413	413			413
Net proceeds from issuance of common stock and warrants (in shares)				39,841,000
Net proceeds from issuance of common stock and warrants	85,457	85,457		$ 41	85,416
Proceeds from option exercises (in shares)				7,000
Proceeds from option exercises	24	24			24
Ending Balance (in shares) at Mar. 31, 2021			10,000	59,510,000
Ending Balance at Mar. 31, 2021	110,014	110,268	$ 0	$ 60	544,601	(72)	(433,613)	(708)	(254)
Beginning Balance (in shares) at Dec. 31, 2020			10,000	19,389,000
Beginning Balance at Dec. 31, 2020	32,242	32,496	$ 0	$ 19	458,748	(13)	(425,550)	(708)	(254)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(27,466)	(27,466)					(27,466)		0
Unrealized loss on marketable securities	(57)	(57)				(57)
Share-based compensation (in shares)				517,000
Share-based compensation	1,757	1,757		$ 0	1,757
Net proceeds from issuance of common stock and warrants (in shares)				39,888,000
Net proceeds from issuance of common stock and warrants	$ 85,500	85,500		$ 41	85,459
Proceeds from option exercises (in shares)	7,250			7,000
Proceeds from option exercises	$ 24	24		$ 0	24
Ending Balance (in shares) at Dec. 31, 2021			10,000	59,801,000
Ending Balance at Dec. 31, 2021	92,000	92,254	$ 0	$ 60	545,988	(70)	(453,016)	(708)	(254)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(4,226)	(4,226)					(4,226)		0
Unrealized loss on marketable securities	(126)	(126)				(126)
Share-based compensation (in shares)				743,000
Share-based compensation	$ 593	593		$ 1	592
Proceeds from option exercises (in shares)	0
Ending Balance (in shares) at Mar. 31, 2022			10,000	60,544,000
Ending Balance at Mar. 31, 2022	$ 88,241	$ 88,495	$ 0	$ 61	$ 546,580	$ (196)	$ (457,242)	$ (708)	$ (254)